Segment Reporting	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Segment Reporting

Note 13 — Segment Reporting

ASC 280, Disclosures about Segments of an Enterprise and Related Information, establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise which engage in business activities from which they may earn revenues and incur expenses, and about which separate financial information is available that is evaluated regularly by the chief operating decision-maker, or decision-making group (the “CODM”), in deciding how to allocate resources and in assessing performance. Reportable segments are defined as an operating segment that either (a) exceeds 10% of revenue, or (b) reported profit or loss in absolute amount exceeds 10% of profit of all operating segments that did not report a loss or (c) exceeds 10% of the combined assets of all operating segments.

Chief executive officer is determined as the CODM of the Group. The Group has four primary operating segments (1) futures and securities brokerage services; (2) market making (CFD) trading; (3) TRS trading; (4) OTC stock option trading; and (5) others.  The Group’s futures and securities brokerage segment generates commissions income by enabling customers to trade in futures and securities markets throughout the world. The Group engages in market making (CFD trading) activities where it serves as the counterparty to its customers in derivative transactions. The Group experiences trading gains and losses from such market making (CFD trading) activities. The Group generated income from TRS trading business including the commission income from the securities trading and interest income from the loan to customers. The Group also generated trading gains or losses from the OTC stock options where it serves as the counterparty in the option contracts. Other businesses include the following: (1) insurance brokerage segment which generates commissions by providing insurance brokerage services to high-net-worth individuals; (2) proprietary trading activities in investment securities, futures and derivatives; and (3) executive management functions and corporate overhead.

	Futures
	and securities			OTC
	brokerage	CFD	TRS	Stock option
	services	trading	trading	trading	Other	Total

Six Months Ended June 30, 2024

Revenues	$366,767	$356,901	$879,275	$4,389,223	$1,104,356	$7,096,522

Commissions and fees	248,090	-	70,504	-	429,906	748,500
Compensation and benefits	538,722	-	-	-	1,509,412	2,048,134
Occupancy	29,930	1,200	1,200	1,200	399,519	433,049
Communication and technology	217,983	229,767	229,767	229,767	1,512,962	2,420,246
General and administrative	111,118	11,902	11,902	11,902	391,826	538,650
Professional fees	14,543	77,071	77,071	77,071	3,200,182	3,445,938
Service fees	-	199,629	147,172	147,172	675,634	1,169,607
Interest	-	-	198,151		204,884	403,035
Depreciation	335	397,500	397,500	397,500	31,298	1,224,133
Marketing	808	-	-	-	2,181,594	2,182,402
Change in fair value of warrant liabilities	-	-	-	-	8,438	8,438
Other operating expenses	3,120	-	-	-	203,424	206,544

	1,164,649	917,069	1,133,267	864,612	10,749,079	14,828,676

Income (loss) from operations	$(797,882)	$(560,168)	$(253,992)	$3,524,611	$(9,644,723)	$(7,732,154)

Total segment assets	$3,925,366	$21,487,847	$20,196,123	$-	$3,485,834	$49,095,170
	Futures
	and securities
	brokerage	CFD	TRS
	services	trading	trading	Other	Total
Six Months Ended June 30, 2023
Revenue	$1,593,687	$9,148,435	$1,873,275	$695,600	$13,310,997

Commissions and fees	948,492	-	575,743	842,567	2,366,802
Compensation and benefits	485,478	-	-	1,228,858	1,714,336
Occupancy	-	8,880	8,880	373,491	391,251
Communication and technology	239,932	172,569	172,569	1,134,854	1,719,924
General and administrative	119,780	24,883	24,883	432,234	601,780
Professional fees	14,430	49,176	49,176	1,120,884	1,233,666
Service fees	-	217,308	343,557	558,716	1,119,581
Interest	-	-	1,210,091	388,387	1,598,478
Depreciation	155	400,000	400,000	74,703	874,858
Marketing	1,391	5,863	5,863	1,489,304	1,502,421
Payment service charge	-	(29,106)	48,291	-	19,185
Change in fair value of warrant liabilities	-	-	-	(453,761)	(453,761)
Other operating expenses	(5,158)	-	-	(13,042)	(18,200)

	1,804,500	849,573	2,839,053	7,177,195	12,670,321

Income (loss) from operations	$(210,813)	$8,298,862	$(965,778)	$(6,481,595)	$640,676

Total segment assets	$5,784,066	$19,073,357	$54,167,567	$14,599,946	$93,624,936